Stock-based Compensation - Stock Option Award Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Stock option awards outstanding, beginning balance (in shares)	11,426,653
Granted (in shares)	351,717
Exercised (in shares)	(2,256,157)
Forfeited/cancelled (in shares)	(51,831)
Stock option awards outstanding, ending balance (in shares)	9,470,382	11,426,653
Stock option awards exercisable (in shares)	3,256,613
Stock option awards not vested (in shares)	6,213,769
Weighted Average Exercise Price
Stock option awards outstanding, beginning balance (in dollars per share)	$ 1.59
Granted (in dollars per share)	4.37
Exercised (in dollars per share)	0.46
Forfeited/cancelled (in dollars per share)	3.18
Stock option awards outstanding, ending balance (in dollars per share)	1.95	$ 1.59
Stock option awards exercisable (in dollars per share)	$ 1.29
Weighted Average Remaining Contractual Life (in years)
Stock option awards outstanding, weighted average remaining contractual life	7 years 10 months 28 days	8 years 5 months 19 days
Stock option awards exercisable, weighted average remaining contractual life	6 years 11 months 15 days